Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our Compensation Committee, in its discretion, typically makes the annual grant to all eligible employees at least two business days after the public disclosure of either the Company’s fourth quarter earnings release or the filing of the Company’s annual report, based upon the closing price of our common stock on the grant date. From time to time, our Compensation Committee may approve supplemental or other non-recurring grants outside of our annual compensation program.
While we do not have a formal written policy in place with regard to the timing of awards of equity in relation to the disclosure of material nonpublic information, our Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed.

Award Timing Method
Our Compensation Committee, in its discretion, typically makes the annual grant to all eligible employees at least two business days after the public disclosure of either the Company’s fourth quarter earnings release or the filing of the Company’s annual report, based upon the closing price of our common stock on the grant date. From time to time, our Compensation Committee may approve supplemental or other non-recurring grants outside of our annual compensation program.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
While we do not have a formal written policy in place with regard to the timing of awards of equity in relation to the disclosure of material nonpublic information, our Compensation Committee does not seek to time equity grants to take advantage of information, either positive or negative, about our Company that has not been publicly disclosed.

MNPI Disclosure Timed for Compensation Value	false